John Hancock Multifactor Developed International ETF Investment Objectives and Goals - John Hancock Multifactor Developed International ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Multifactor Developed International ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Developed International Index (the Index).